Employee Benefit Plan, Summary of Accounting Policy (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
EBP, Accounting Policy, Accounting Standard Update, and Change in Accounting Principle [Abstract]
Plan Sponsor Paid Plan Administrative Costs	$ 700	$ 300
Plan Paid Administrative Costs	$ 600	$ 600